Summary of Significant Principal Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Significant Accounting Policies [Line Items]
Impairment of equity method investments	¥ 3,541,000	¥ 0	¥ 0
Equity Method Investment, Impairment Loss Of Fair Value	0	10,800,000	9,021,000
Convertible senior notes	1,740,004,000
Convertible senior notes, fair value	1,340,636,000
Impairment loss	0	0	0
Advertising expense	1,359,991,000	1,142,347,000	869,977,000
Income from government subsidies	¥ 41,256,000	40,089,000	25,761,000
Foreign Currency Exchange Rate Weighted Average Translation Rate	6.3726
Amortization of Intangible Assets	¥ 70,414,000	52,652,000	43,295,000
Loss for accidental fire that occurred at a third-party warehouse in Shanghai			45,469,000
Operating Lease, Cost	319,649,000	187,881,000	¥ 172,727,000
Operating lease right-of-use assets	1,095,570,000	524,792,000		$ 171,919
Total lease liabilities	1,161,671,000
Accounts receivable, net	¥ 2,260,918,000	¥ 2,188,977,000		$ 354,788
Shanghai Baozun E-commerce Limited [Member]
Significant Accounting Policies [Line Items]
Initial Term	20 years
VIE
Significant Accounting Policies [Line Items]
Contribution percentage in consolidated net revenues	8.62%	9.82%	8.61%
Contribution percentage in consolidated total assets	2.44%	3.58%		2.44%
Variable Interest Entities Contribution Percentage Liabilities	1.18%	1.20%		1.18%
Accounts receivable, net	¥ 262,556,000	¥ 357,977,000
Internally developed softwares
Significant Accounting Policies [Line Items]
Intangible asset, useful life	3 years
Trademarks
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
Land Use Right
Significant Accounting Policies [Line Items]
Intangible asset, useful life	44 years
Amortization of Intangible Assets	¥ 1,026,000
Property, Plant and Equipment, Estimated Useful Lives	40 years
Supplier relationship
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
RMB
Significant Accounting Policies [Line Items]
cash and cash equivalents, restricted cash and short-term investments	¥ 2,990,756,000	¥ 2,897,766,000